United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	February 11, 2004

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	82

Form 13F Information Table Value Total:	$102,474,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103     1398    33750 SH       SOLE                    33750
Alliance Capital Management LP COM              018548107      570    16900 SH       SOLE                    16900
Amerada Hess                   COM              023551104      278     5226 SH       SOLE                     5226
American Express               COM              025816109     1196    24800 SH       SOLE                    24800
American International Group   COM              026874107      538     8114 SH       SOLE                     8114
BP PLC                         COM              055622104     1459    29570 SH       SOLE                    29570
Bancolombia SA ADR             COM              05968L102       53    10000 SH       SOLE                    10000
Bank of America Corp.          COM              060505104      406     5050 SH       SOLE                     5050
Bank of New York Co.           COM              064057102      729    22000 SH       SOLE                    22000
Berkshire Hathaway Inc. Cl B   COM              084670207     1202      427 SH       SOLE                      427
Bristol-Myers Squibb           COM              110122108     1419    49600 SH       SOLE                    49600
Cablevision NY Group           COM              12686c109      849    36305 SH       SOLE                    36305
Cabot Corp.                    COM              127055101      422    13250 SH       SOLE                    13250
Cardinal Health                COM              14149Y108      309     5054 SH       SOLE                     5054
Cendant Corp.                  COM              151313103     3430   154000 SH       SOLE                   154000
Charles Schwab Corp.           COM              808513105     7806   659300 SH       SOLE                   659300
ChevronTexaco Corp.            COM              166751107     1037    12000 SH       SOLE                    12000
CitiGroup Inc.                 COM              172967101     7325   150911 SH       SOLE                   150911
Coca Cola Co.                  COM              191216100      477     9400 SH       SOLE                     9400
Colgate-Palmolive              COM              194162103      601    12000 SH       SOLE                    12000
Comcast Class A Special        COM              200300200      626    20000 SH       SOLE                    20000
Comcast Corp. Cl A             COM              20030N101      566    17211 SH       SOLE                    17211
Commerce Bancorp Inc. NJ       COM              200519106      579    11000 SH       SOLE                    11000
ConocoPhillips                 COM              20825C104      589     8976 SH       SOLE                     8976
Countrywide Financial CP       COM              222372104      212     2799 SH       SOLE                     2799
Crescent Real Estate Equities  COM              225756105      461    26900 SH       SOLE                    26900
Deere & Co.                    COM              244199105      585     9000 SH       SOLE                     9000
Duke Energy Corp.              COM              264399106      319    15600 SH       SOLE                    15600
Duke Realty Corp.              COM              264411505      623    20106 SH       SOLE                    20106
Eastgroup Properties           COM              277276101      429    13250 SH       SOLE                    13250
Enbridge Energy Management LLC COM              29250x103     1413    29237 SH       SOLE                    29237
Exxon Mobil Corporation        COM              30231G102     2286    55762 SH       SOLE                    55762
FPL Group Inc.                 COM              302571104      327     5000 SH       SOLE                     5000
First Nat'l Bank Nebraska      COM              335720108     3950     1000 SH       SOLE                     1000
Fluor Corp.                    COM              343412102      396    10000 SH       SOLE                    10000
General Electric               COM              369604103     4557   147098 SH       SOLE                   147098
HCA Inc.                       COM              404119109     1007    23450 SH       SOLE                    23450
HSBC Holdings PLC              COM              404280406     1868    23700 SH       SOLE                    23700
Hollinger International        COM              435569108      680    43550 SH       SOLE                    43550
Honeywell Intl.                COM              438506107      602    18000 SH       SOLE                    18000
International Paper            COM              460146103      517    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101      958    10338 SH       SOLE                    10338
Johnson & Johnson              COM              478160104     9499   183880 SH       SOLE                   183880
Kerr-McGee Corp.               COM              492386107      610    13125 SH       SOLE                    13125
Keyspan Corporation            COM              49337w100      221     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners  COM              494550106      510    10350 SH       SOLE                    10350
Koor Industries LTD            COM              500507108       77    10000 SH       SOLE                    10000
LNR Property Corp.             COM              501940100      303     6125 SH       SOLE                     6125
Leucadia Natl Corp.            COM              527288104     1261    27350 SH       SOLE                    27350
Level 3 Communications         COM              52729N100      174    30500 SH       SOLE                    30500
Liberty Media Corp. Series A   COM              530718105     2361   198589 SH       SOLE                   198589
Magellan Midsteam Ptnrs LP     COM              559080106     1907    38150 SH       SOLE                    38150
Marriott Intl Inc. CL A        COM              571903202     1155    25000 SH       SOLE                    25000
Medco Health Solutions Inc.    COM              58405U102      635    18677 SH       SOLE                    18677
Mellon Bank Corp.              COM              58551a108      206     6400 SH       SOLE                     6400
Merck & Co.                    COM              589331107     7417   160545 SH       SOLE                   160545
Molex Inc. Cl A                COM              608554200      224     7627 SH       SOLE                     7627
National Australia Bank        COM              632525408      515     4600 SH       SOLE                     4600
National Commerce Financial Co COM              63545P104      355    13000 SH       SOLE                    13000
News Corp, Ltd., Pfd.          COM              652487802     1295    42800 SH       SOLE                    42800
Northern Border Partners       COM              664785102     1482    37750 SH       SOLE                    37750
Rite Aid                       COM              767754104      151    25000 SH       SOLE                    25000
Royal Dutch Petroleum          COM              780257804     1032    19700 SH       SOLE                    19700
Suncor Energy Inc.             COM              867229106      301    12000 SH       SOLE                    12000
Texas Instruments Inc.         COM              882508104     1410    48000 SH       SOLE                    48000
U.S. Bancorp                   COM              902973304     2339    78545 SH       SOLE                    78545
United Dominion Realty         COM              910197102      195    10150 SH       SOLE                    10150
UnitedGlobalCom, Inc.          COM              913247508      469    55275 SH       SOLE                    55275
Viacom Inc CL B                COM              925524308      294     6634 SH       SOLE                     6634
Vodafone Group PLC ADR F       COM              92857T107      257    10250 SH       SOLE                    10250
W.P. Carey & Co., LLC          COM              92930Y107     2268    74325 SH       SOLE                    74325
Walt Disney Co.                COM              254687106      772    33100 SH       SOLE                    33100
Waste Management               COM              94106L109     1089    36800 SH       SOLE                    36800
Wells Fargo & Co.              COM              949746101     2709    46000 SH       SOLE                    46000
Wellsford Real Properties Inc. COM              950240101      294    15800 SH       SOLE                    15800
Westpac Banking Corp (ADR)     COM              961214301      483     8000 SH       SOLE                     8000
Williams Cos Inc.              COM              969457100      200    20400 SH       SOLE                    20400
Wyeth                          COM              026609107      917    21600 SH       SOLE                    21600
XL Capital Ltd.                COM              G98255105      988    12741 SH       SOLE                    12741
Zimmer Holdings Inc.           COM              98956p102      349     4960 SH       SOLE                     4960
Partner Re Ltd. 7.9% Series T  PRD              70212C209      262     9600 SH       SOLE                     9600
Shaw Commun A Pfd SECS Ser A   PRD              82028K606      431    17050 SH       SOLE                    17050
REPORT SUMMARY		       82 DATA RECORDS	            102474         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED